Pensions and Other Post Employment Benefit Plans - Summary of Principal Assumptions used in Determining Pension Benefit Obligations for Group's Plan (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	1.00%	1.45%
Future salary increases	1.00%	1.20%
Future pensions increases	0.00%	0.00%
Retirement age	65 years
Demographic assumptions	BVG 2020	BVG 2020
Men
Disclosure Of Defined Benefit Plans [Line Items]
Retirement age		65 years
Women
Disclosure Of Defined Benefit Plans [Line Items]
Retirement age		64 years